Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	MML Series Investment Fund II
Central Index Key	0001317146
Amendment Flag	false
Document Creation Date	Jul. 16, 2012
Document Effective Date	Jul. 16, 2012
Prospectus Date	May 01, 2012